CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Italian and foreign VAT credits	€ 99,593	€ 56,837
Prepayments	51,863	63,983
Other	7,767	16,943
Total other current assets	€ 159,223	€ 137,763